Marketable Securities - InterCure Ltd (Details) - Schedule of financial instruments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of financial instruments [Abstract]
Marketable securities	$ 2,411	$ 2,273